Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 11.7%
Diversified Telecommunication Services 0.4%
Verizon Communications, Inc.	16,674	900,563
Interactive Media & Services 9.7%
Alphabet, Inc., Class A(a)	4,930	13,180,454
Facebook, Inc., Class A(a)	23,750	8,060,512
Total		21,240,966
Media 1.6%
Interpublic Group of Companies, Inc. (The)	94,100	3,450,647
Total Communication Services		25,592,176
Consumer Discretionary 11.9%
Automobiles 0.6%
Tesla Motors, Inc.(a)	1,770	1,372,599
Distributors 0.2%
Genuine Parts Co.	3,800	460,674
Hotels, Restaurants & Leisure 2.6%
Darden Restaurants, Inc.	19,400	2,938,518
Starbucks Corp.	24,300	2,680,533
Total		5,619,051
Household Durables 1.4%
Lennar Corp., Class A	9,400	880,592
PulteGroup, Inc.	49,100	2,254,672
Total		3,135,264
Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc.(a)	1,732	5,689,689
Multiline Retail 1.3%
Target Corp.	12,453	2,848,873
Specialty Retail 3.0%
AutoZone, Inc.(a)	1,459	2,477,368
Bath & Body Works, Inc.	5,612	353,724
O’Reilly Automotive, Inc.(a)	1,450	886,037
Ross Stores, Inc.	25,300	2,753,905
Total		6,471,034
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc.	11,395	421,843
Total Consumer Discretionary		26,019,027
Consumer Staples 6.1%
Food & Staples Retailing 0.7%
Kroger Co. (The)	35,300	1,427,179
Food Products 1.3%
Tyson Foods, Inc., Class A	37,000	2,920,780
Household Products 1.5%
Procter & Gamble Co. (The)	23,400	3,271,320
Tobacco 2.6%
Altria Group, Inc.	85,615	3,897,195
Philip Morris International, Inc.	18,800	1,782,052
Total		5,679,247
Total Consumer Staples		13,298,526
Energy 2.5%
Oil, Gas & Consumable Fuels 2.5%
EOG Resources, Inc.	35,700	2,865,639
Kinder Morgan, Inc.	151,500	2,534,595
Total		5,400,234
Total Energy		5,400,234
Financials 10.8%
Banks 2.3%
Citigroup, Inc.	58,600	4,112,548
Citizens Financial Group, Inc.	17,679	830,559
Total		4,943,107
Capital Markets 4.0%
BlackRock, Inc.	1,070	897,366
Goldman Sachs Group, Inc. (The)	4,925	1,861,798
Morgan Stanley	24,400	2,374,364
S&P Global, Inc.	800	339,912
T. Rowe Price Group, Inc.	16,950	3,334,065
Total		8,807,505
Consumer Finance 1.7%
Capital One Financial Corp.	23,550	3,814,393
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.4%
Berkshire Hathaway, Inc., Class B(a)	2,000	545,880
Voya Financial, Inc.	5,004	307,196
Total		853,076
Insurance 2.4%
Allstate Corp. (The)	21,900	2,788,089
Arthur J Gallagher & Co.	8,900	1,322,985
MetLife, Inc.	19,700	1,216,081
Total		5,327,155
Total Financials		23,745,236
Health Care 12.9%
Biotechnology 1.7%
AbbVie, Inc.	12,592	1,358,299
Amgen, Inc.	822	174,798
BioMarin Pharmaceutical, Inc.(a)	6,950	537,165
Regeneron Pharmaceuticals, Inc.(a)	1,264	764,948
Vertex Pharmaceuticals, Inc.(a)	5,197	942,684
Total		3,777,894
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	27,300	3,224,949
Dentsply Sirona, Inc.	2,430	141,062
Total		3,366,011
Health Care Providers & Services 2.2%
Anthem, Inc.	850	316,880
CVS Health Corp.	9,600	814,656
HCA Healthcare, Inc.	1,709	414,808
Humana, Inc.	2,750	1,070,163
McKesson Corp.	11,000	2,193,180
Total		4,809,687
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc.	3,650	574,984
IQVIA Holdings, Inc.(a)	15,800	3,784,732
Total		4,359,716
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.5%
Bristol-Myers Squibb Co.	70,100	4,147,817
Johnson & Johnson	16,150	2,608,225
Pfizer, Inc.	122,600	5,273,026
Total		12,029,068
Total Health Care		28,342,376
Industrials 8.1%
Aerospace & Defense 0.2%
General Dynamics Corp.	2,037	399,313
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	16,200	2,950,020
Airlines 0.2%
Delta Air Lines, Inc.(a)	5,600	238,616
Southwest Airlines Co.(a)	5,200	267,436
Total		506,052
Building Products 0.2%
Johnson Controls International PLC	7,700	524,216
Electrical Equipment 1.1%
Emerson Electric Co.	24,404	2,298,857
Machinery 4.0%
Deere & Co.	9,191	3,079,628
Parker-Hannifin Corp.	10,296	2,878,968
Snap-On, Inc.	13,200	2,758,140
Total		8,716,736
Professional Services 0.4%
Robert Half International, Inc.	8,700	872,871
Road & Rail 0.7%
Norfolk Southern Corp.	6,400	1,531,200
Total Industrials		17,799,265
Information Technology 27.9%
Communications Equipment 2.2%
Cisco Systems, Inc.	88,315	4,806,985
IT Services 3.4%
Accenture PLC, Class A	15,300	4,894,776
MasterCard, Inc., Class A	4,425	1,538,484
VeriSign, Inc.(a)	4,955	1,015,825
Total		7,449,085

2	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.(a)	39,400	4,054,260
Broadcom, Inc.	9,000	4,364,370
Intel Corp.	16,700	889,776
QUALCOMM, Inc.	8,600	1,109,228
Total		10,417,634
Software 11.4%
Adobe, Inc.(a)	7,750	4,461,830
Autodesk, Inc.(a)	13,050	3,721,468
Fortinet, Inc.(a)	14,675	4,285,687
Microsoft Corp.	44,380	12,511,610
Total		24,980,595
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.(b)	95,980	13,581,170
Total Information Technology		61,235,469
Materials 2.2%
Chemicals 1.6%
Dow, Inc.	60,500	3,482,380
Containers & Packaging 0.5%
International Paper Co.	17,800	995,376
Metals & Mining 0.1%
Nucor Corp.	3,000	295,470
Total Materials		4,773,226
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
Public Storage	5,975	1,775,173
Simon Property Group, Inc.	6,300	818,811
Weyerhaeuser Co.	108,400	3,855,788
Total		6,449,772
Total Real Estate		6,449,772
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.2%
Electric Utilities 1.9%
Duke Energy Corp.	3,900	380,601
Evergy, Inc.	22,800	1,418,160
NRG Energy, Inc.	57,500	2,347,725
Total		4,146,486
Multi-Utilities 0.3%
DTE Energy Co.	5,300	592,063
Total Utilities		4,738,549
Total Common Stocks (Cost $163,197,090)		217,393,856

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(c),(d)	2,458,825	2,458,579
Total Money Market Funds (Cost $2,458,579)		2,458,579
Total Investments in Securities (Cost: $165,655,669)		219,852,435
Other Assets & Liabilities, Net		(710,280)
Net Assets		219,142,155

At September 30, 2021, securities and/or cash totaling $268,850 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	13	12/2021	USD	2,793,538	—	(120,445)
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	1,796,325	19,206,346	(18,544,092)	—	2,458,579	—	1,239	2,458,825
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2021

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3QT7003_12_L01_(11/21)